Other Liabilities, Provisions, Contingencies and Commitments	12 Months Ended
Dec. 31, 2023
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Other Liabilities, Provisions, Contingencies and Commitments	Other Liabilities, Provisions, Contingencies and Commitments
26.1 Other current liabilities.

	December 31, 2023		December 31, 2022
Short-term employee benefits	Ps.	11,808	Ps.	12,335
Accrued expenses		14,151		19,115
Other		813		392
Total	Ps.	26,772	Ps.	31,842

26.2 Other current financial liabilities

	December 31, 2023		December 31, 2022
Sundry creditors	Ps.	18,540	Ps.	16,869
Derivative financial instruments (see Note 21)		738		470
Other tax payable		11,106		11,275
Other		108		136
Total	Ps.	30,492	Ps.	28,750
26.3 Other non-current liabilities

	December 31, 2023		December 31, 2022
Tax payable	Ps.	1,116	Ps.	1,045
Debt with former shareholders		1,578		1,575
Other		1,923		1,676
Total	Ps.	4,617	Ps.	4,296

26.4 Other non-current financial liabilities

	December 31, 2023		December 31, 2022
Derivative financial instruments (see Note 21)	Ps.	8,653	Ps.	5,651
Security deposits		1,012		967
Total	Ps.	9,665	Ps.	6,618

26.5 Provisions
The Company has various loss contingencies and has recognized provisions for those legal proceedings it believes an unfavorable resolution is probable. Most of these contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the provisions as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
Indirect taxes	Ps.	1,649	Ps.	1,976
Labor		1,570		1,703
Legal		1,104		1,006
Total (1)	Ps.	4,323	Ps.	4,685

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits, including those related to business acquisitions. See Note 14.1.

26.6 Changes in the balance of provisions
26.6.1 Indirect taxes

	December 31, 2023		December 31, 2022		December 31, 2021
Balance at beginning of the period	Ps.	1,976	Ps.	2,845	Ps.	3,153
Penalties and other charges (see Note 20)		56		109		77
New contingencies (see Note 20)		475		249		314
Cancellation and expiration (see Note 20)		(9)		(738)		(77)
Payments		(587)		(473)		(237)
Effects of changes in foreign exchange rates		(110)		(16)		(385)
Discontinuing operations		(152)		—		—
Balance at end of the period	Ps.	1,649	Ps.	1,976	Ps.	2,845
26.6.2 Labor

	December 31, 2023		December 31, 2022		December 31, 2021
Balance at beginning of the period	Ps.	1,703	Ps.	1,807	Ps.	1,857
Penalties and other charges (see Note 20)		64		81		309
New contingencies (see Note 20)		868		571		526
Contingencies added in the business combination		—		67		—
Cancellation and expiration (see Note 20)		(525)		(443)		(445)
Payments		(308)		(320)		(360)
Effects of changes in foreign exchange rates		(155)		(60)		(80)
Discontinuing operations		(77)		—		—
Balance at end of the period	Ps.	1,570	Ps.	1,703	Ps.	1,807

26.6.3 Legal

	December 31, 2023		December 31, 2022		December 31, 2021
Balance at beginning of the period	Ps.	1,006	Ps.	937	Ps.	1,293
Penalties and other charges (see Note 20)		50		63		68
New contingencies (see Note 20)		423		141		35
Contingencies added in the business combination		—		158		—
Cancellation and expiration (see Note 20)		(122)		(146)		(364)
Payments		(68)		(110)		(97)
Effects of changes in foreign exchange rates		(84)		(37)		2
Discontinuing operations		(101)		—		—
Balance at end of the period	Ps.	1,104	Ps.	1,006	Ps.	937

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
26.7 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities, and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have arisen in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were assessed by the Company as less than probable but more than remote, and the estimated amount including uncertain tax position as of December 31, 2023 is Ps. 140,462, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.

Included in this amount Coca-Cola FEMSA has tax disputes, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. The main possible tax contingencies of Brazilian operations amount to approximately Ps. 66,710. This refers to various tax disputes related primarily to: (i) Ps. 10,166 of credits for ICMS (“VAT”); (ii) Ps. 38,150 related to tax credits of “IPI" (Tax on Industrial Products by its Portuguese acronym) over raw materials acquired from Free Trade Zone Manaus; (iii) claims of Ps. 5,188 related to compensation of federal taxes not approved by Tax authorities; (iv) Ps. 9,949 related to questions about the amortization of goodwill generated in acquisition operations; (v) Ps. 2,668 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003 and (vi) Ps. 589 related to the exclusion of ICMS ("VAT") from the PIS/COFINS taxable basis. Coca-Cola FEMSA is defending its position in these matters and final decision is pending in court.

After conducting a thorough analysis, during 2021 Coca-Cola FEMSA decided to reverse its temporary decision to suspend tax credits on concentrate purchased from the Manaus Free Trade Zone in Brazil. As a result, during 2021 Coca-
Cola FEMSA has recognized an extraordinary benefit of Ps. 1,083 million in the cost of goods sold equivalent to the accumulated credit suspended since 2019 and until the first quarter of 2021. This decision was supported by opinions from external advisors.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where these subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.
26.8 Collateralized contingencies
As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities to collateralize tax contingencies currently in litigation amounting to Ps. 13,692, Ps. 13,728 and Ps.10,721 as of December 31, 2023, 2022 and 2021, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also, as disclosed in Note 9.2, there is some restricted cash in Brazil that relates to short terms deposits in order to fulfill the collateral requirements for accounts payable.
26.9 Commitments
The Company has signed commitments for the purchase of property, plant and equipment of Ps. 3,394, Ps. 2,588 and Ps. 726 as of December 31, 2023, 2022, and 2021 respectively.